Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of goodwill
(1)	Goodwill as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Goodwill related to merger of Shinsegi Telecom, Inc.	₩	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		2,175	4,691

	₩	2,072,493	2,075,009

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Beginning balance	₩	2,075,009	2,075,009
Reclassified as assets held for sale(*)		(2,516)	—

Ending balance	₩	2,072,493	2,075,009

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.